STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income Loss [Line Items]
Changes in the Number of Ordinary Shares Outstanding and Treasury Shares Held by the Company

The changes in the number of ordinary shares outstanding and treasury shares held by the Company are as follows:

	Year Ended December 31,
	2016	2015
Shares outstanding
Beginning balance	239,016,924	237,809,823
Common stock issued	3,304,808	1,672,923
Purchase of common stock	(933,455)	(465,822)
Ending balance	241,388,277	239,016,924

Shares held as Treasury shares
Beginning balance	7,824,204	7,400,027
Purchase of common stock	933,455	465,822
Retirement of common stock	(455,655)	(41,645)
Ending balance	8,302,004	7,824,204

Ordinary shares issued at the end of the period	249,690,281	246,841,128

Reclassifications [Member]
Accumulated Other Comprehensive Income Loss [Line Items]
Components of Accumulated Other Comprehensive Income (Loss) Included in Stockholders' Equity

The components of AOCI included in stockholders’ equity are as follows:

	December 31, 2016	December 31, 2015
	(In thousands)
Foreign currency translation adjustments ("FCTA")	$(42,082)	$(29,925)
Net unrealized gain on investments	269	247
Net loss on derivative financial instruments	(25,082)	(64,277)
Accumulated other comprehensive loss	$(66,895)	$(93,955)

The following table presents the components of AOCI and the amounts that were reclassified during 2016, 2015 and 2014:

	Foreign currency translation adjustments	Unrealized holding gain (loss) on investments	Gain (loss) on derivative (1)		TOTAL
	(In thousands)
Balance, January 1, 2014	$(2,562)	$238	$(45,386)		$(47,710)

Other comprehensive income (loss) before reclassification	(9,250)	3	(65,503)		(74,750)
Amounts reclassified from AOCI	(3,400)	-	28,052	(2)	24,652
Net current period other comprehensive income (loss)	(12,650)	3	(37,451)		(50,098)

Balance, December 31, 2014	(15,212)	241	(82,837)		(97,808)

Other comprehensive income (loss) before reclassification	(12,470)	6	(57,459)		(69,923)
Amounts reclassified from AOCI	(2,243)	-	76,019	(2)	73,776
Net current period other comprehensive income (loss)	(14,713)	6	18,560		3,853

Balance, December 31, 2015	(29,925)	247	(64,277)		(93,955)

Other comprehensive income (loss) before reclassification	(12,157)	22	4,004		(8,131)
Amounts reclassified from AOCI	-	-	35,191	(2)	35,191
Net current period other comprehensive income (loss)	(12,157)	22	39,195		27,060

Balance, December 31, 2016	$(42,082)	$269	$(25,082)		$(66,895)

(1)	Refer to Note 12, Derivative Financial Instruments, for additional details
(2)	Reclassified to cost of operations and gain (loss) on foreign currency, net